                                                   DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


GOVERNMENT                    This Defined Fund was formed for the purpose of
SECURITIES                    obtaining safety of capital and current monthly
INCOME FUND                   distributions of payments of interest and
GNMA SERIES 2A                principal through investment in a fixed portfolio
A UNIT INVESTMENT             consisting primarily of mortgage-backed securities
TRUST                         of the modified pass-through type (the 'Ginnie
------------------------------Maes') fully guaranteed as to principal and
/ / MONTHLY INCOME            interest by the Government National Mortgage
/ / MORTGAGE BACKED           Association ('GNMA'). The full faith and credit of
      SECURITIES              the United States is pledged to the payment of the
                              securities in the Fund but the units of the Fund,
                              as such, are not backed by said full faith and
                              credit. (See Risk Factors--GNMA Series and Freddie
                              Mac Series in Part B.) The value of the units of
                              the Fund will fluctuate with the value of the
                              Portfolio of underlying securities, and the
                              principal amount of underlying securities
                              represented by each unit will be reduced as
                              principal is paid on the underlying mortgages. Due
                              to withholding requirements, the Fund may not be
                              suitable for foreign investors.
                              Minimum Purchase:      $250



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY GOVERNMENT SECURITIES
Pierce, Fenner & Smith         INCOME FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Salomon Smith Barney Inc.      PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-221-7771.
PaineWebber Incorporated       PROSPECTUS PART A DATED NOVEMBER 20, 1998.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
----------------------------------------------------------------
Defined GNMA Series
----------------------------------------------------------------

Our defined portfolio of mortgage-backed GNMA Securities offers you a simple and convenient way to participate in the GNMA market and obtain monthly income while earning an attractive return as well as the assurance of an investment in securities that are guaranteed by GNMA, a federal agency.

INVESTMENT OBJECTIVES

To obtain safety of capital and current monthly income distributions through investment in a portfolio of interest-bearing GNMA Securities. The full faith and credit of the United States is pledged to the payment of the Securities but the units of the Fund, as such, are not directly backed.
----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

PROFESSIONAL SELECTION AND SUPERVISION

The Portfolio of Securities is selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a Security can be sold if retaining it is considered detrimental to investors' interests.

PORTFOLIO COMPOSITION

The Portfolio consists of 2 different issues of mortgage-backed Securities of the modified pass-through type guaranteed by GNMA: 40% Ginnie Maes maturing 8/15/14 to 9/15/27, 6.00%; 60% Ginnie Maes maturing 8/15/14 to 9/15/27, 7.50%.
All of the Ginnie Maes in the Fund are backed by pools of long term mortgages on 1-to 4-family dwellings. The Ginnie Maes are fully guaranteed as to payment of principal and interest by GNMA. The Fund was created August 29, 1997. The information in this prospectus is as of July 31, 1998, the evaluation date.

TAX INFORMATION

Distributions of ordinary income or capital gain from the Fund will be included in a U.S. investor's gross income, but will not be eligible for the dividends-received deduction for corporations.

Noncorporate investors who have held their units for more than one year may be entitled to a 20% maximum federal tax rate for capital gains derived from the Fund. (As a result of recent changes in law, the 18 months holding period discussed in Part B no longer applies.)

In order to meet certain tax requirements, a special distribution of income, including capital gains, may be declared for holders of record as of a date in December, which special distribution will generally be paid after the end of the year.

The Fund is not likely to be suitable for foreign investors (including nonresident alien individuals and foreign corporations) not engaged in U.S. trade or business, because distributions to foreign investors (if not designated as capital gain dividends) will generally be subject to 30% U.S. withholding tax (or a lower applicable treaty rate), whereas interest income of the type received by the Fund would generally not have been subject to withholding if it had been received directly by foreign investors. Under certain circumstances, withholding agents will file with the Internal Revenue Service foreign person information returns. (See Taxes in Part B.)
----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER 1,000 UNITS                                    $948.86

The Public Offering Price as of July 31, 1998, the evaluation date, is based on the aggregate bid side value of the underlying Securities in the Fund ($67,700,719), divided by the number of units outstanding (73,556,373) times 1,000 plus a sales charge of 3.00% of the Public Offering Price (3.093% on the value of the underlying Securities). The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying Securities are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 60% of the Securities were valued at a premium over par and 40% at a discount from par (see Risk Factors in Part B).

LOW MINIMUM INVESTMENT

You can get started with a minimum purchase of about 1,000 Units. There is no minimum purchase for payroll deduction plans.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of Securities in the Fund will be distributed to investors periodically when the amount to be distributed is more than $5.00 per 1,000 units.

--------------------------------------------------------------------------------

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of mortgage-backed securities. Reinvesting helps to com# your income.

TERMINATION DATE

The Fund will generally terminate no later than one year following the maturity date of the last maturing Security listed in the Portfolio. The Fund may be terminated earlier if the value is less than 40% of the face amount of securities deposited. On the evaluation date the value of the fund was 115% of the face amount of securities deposited.
---------------------------------------------------------------
Defining Your Risks
---------------------------------------------------------------

RISK FACTORS

U. S. Government securities are not affected by credit risk but are subject to changes in market value resulting from changes in interest rates. Unit price fluctuates and the value of units will decline if interest rates increase. The mortgages underlying the GNMA Securities are amortized, and there is no prepayment protection. The potential for appreciation that might otherwise result from a decline in interest rates would be limited by any increase in prepayments by mortgagors as interest rates decline. Investors may also receive payments of principal sooner than anticipated, and interest payments will decrease as principal is returned. Because regular payments of principal will be received over the life of the Fund and because of the possible maturity, sale or other disposition of Securities, the size, composition and return of the Portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. There is no guarantee that the Fund will achieve its investment objective.

The Fund itself and the units are not backed by the full faith and credit of the U.S. Government (see Risk Factors in Part B).

---------------------------------------------------------------
Defining Your Costs
---------------------------------------------------------------

SALES CHARGES

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                        As a %
                                                  of Secondary
                                                        Market
                                                  Public Offering
                                                         Price
                                                  ---------------
Maximum Sales Charges                                    3.00%


The Fund (and therefore the investors) bear all or a portion of its organizational costs--including costs of preparing registration statements, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                    Per 1,000
                                                        Units
                                                 ---------------
Trustee's Fee                                       $    0.76
Portfolio Supervision, Bookkeeping and
  Administrative Fees                               $    0.23
Evaluator's Fee                                     $    0.02
Organizational Expenses                             $    0.20
Other Operating Expenses                            $    0.08
                                                 ---------------
TOTAL                                               $    1.29


REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price is based on the Fund's then current net asset value (based on the lower, bid side evaluation of the Securities, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. The bid side redemption and secondary market repurchase price per 1,000 units as of the evaluation date was $920.39 ($28.47 less than the Public Offering Price). There is no fee for redeeming or selling your units.
---------------------------------------------------------------
Defining Your Income
---------------------------------------------------------------

MONTHLY INTEREST INCOME

The Fund pays monthly income.

WHAT YOU MAY EXPECT
(PAYABLE ON THE 23RD DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 17TH DAY OF THE MONTH):


Regular Monthly Income per 1,000 units:                 $    5.10
Annual Income per 1,000 units:                          $   61.28


These figures are estimates determined as of the evaluation date and actual payments may vary.

GOVERNMENT SECURITIES INCOME FUND
GNMA SERIES - 2A,
DEFINED ASSET FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
The Sponsors, Trustee and Holders
  of Government Securities Income Fund,
  GNMA Series - 2A,
  Defined Asset Funds:

We have audited the accompanying statement of condition of Government Securities Income Fund, GNMA Series - 2A, Defined Asset Funds, including the portfolio, as of July 31, 1998 and the related statements of operations and of changes in net assets for the period August 30, 1997 to July 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at July 31, 1998, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Government Securities Income Fund, GNMA Series - 2A, Defined Asset Funds at July 31, 1998 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.
DELOITTE & TOUCHE LLP

New York, N.Y.
October 26, 1998

GOVERNMENT SECURITIES INCOME FUND,
GNMA SERIES - 2A,
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF JULY 31, 1998

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $67,032,710)(Note 1).....................                 $67,368,520











  Receivable from paydowns.......................                       389,235
  Accrued interest receivable......................                     383,597
  Deferred organization costs (Note 5)...........                        67,195
  Other receivable................................                      17,729
                                                                   _____________

              Total trust property.................                  68,226,276

LESS LIABILITIES:
  Advance from Trustee............................. $    413,894
  Accrued expenses.................................       11,492
  Other liabilities (Note 5).......................       37,918        463,304
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  73,556,373 units of fractional undivided
    interest outstanding (Note 3)..................   67,350,340
  Undistributed net investment income..............      412,632
                                                    _____________
                                                                    $67,762,972
                                                                   =============
UNIT VALUE ($67,762,972/73,556,373 units)..........                    $0.92124
                                                                   =============

                         See Notes to Financial Statements.

GOVERNMENT SECURITIES INCOME FUND,
GNMA SERIES - 2A,
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS


                                              August 30,
                                                 1997
                                                  to
                                               July 31,
                                                 1998
                                             _____________
INVESTMENT INCOME:
  Interest income...........................  $2,399,889
  Trustee's fees and expenses...............     (36,355)
  Sponsors' fees............................      (5,322)
                                             _____________
  Net investment income.....................   2,358,212
                                             _____________

REALIZED AND UNREALIZED GAIN (LOSS)











  ON INVESTMENTS:
  Realized loss on securities sold
    or redeemed.............................     (69,609)
  Unrealized appreciation of investments....     335,810
                                             _____________

  Net realized and unrealized gain on
    investments.............................     266,201
                                             _____________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................  $2,624,413
                                             =============




                  See Notes to Financial Statements.

GOVERNMENT SECURITIES INCOME FUND,
GNMA SERIES - 2A,
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS


                                                August 30,
                                                   1997
                                                    to
                                                 July 31,
                                                   1998
                                               _____________
OPERATIONS:
  Net investment income....................... $ 2,358,212
  Realized loss on securities sold
    or redeemed...............................     (69,609)
  Unrealized appreciation of investments......     335,810
                                               _____________
  Net increase in net assets resulting
    from operations...........................   2,624,413
                                               _____________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................  (2,245,673)
  Principal...................................  (4,586,962)
                                               _____________











  Total distributions.........................  (6,832,635)
                                               _____________
CAPITAL SHARE TRANSACTIONS:
  Issuance of 73,056,373 units................  71,495,180
  Organization costs..........................     (16,798)
                                               _____________
  Net capital share transactions..............  71,478,382
                                               _____________
NET INCREASE IN NET ASSETS....................  67,270,160

NET ASSETS AT BEGINNING OF PERIOD.............     492,812
                                               _____________
NET ASSETS AT END OF PERIOD................... $67,762,972
                                               =============
PER UNIT:
  Income distributions during period..........    $0.06051
                                               =============
  Principal distributions during period.......    $0.08982
                                               =============
  Net asset value at end of period............    $0.92124
                                               =============
TRUST UNITS OUTSTANDING AT END OF PERIOD......  73,556,373
                                               =============




                  See Notes to Financial Statements.

GOVERNMENT SECURITIES INCOME FUND,
GNMA SERIES - 2A,
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on August 30, 1997 was based upon offer side evaluations at August 28, 1997 the day prior to the Date of Deposit. Cost of securities at August 30, 1997 was also based on such offer side evaluations.












      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL
      Cost of 73,556,373 units at Date of Deposit.........  $ 74,675,134
      Less sales charge...................................     2,987,235
                                                           ______________
      Net amount applicable to Holders....................    71,687,899
      Realized loss on securities sold or redeemed........       (69,609)
      Principal distributions.............................    (4,586,962)
      Organization costs..................................       (16,798)
      Unrealized appreciation of investments..............       335,810
                                                           ______________

      Net capital applicable to Holders...................   $67,350,340
                                                           ==============


  4.  INCOME TAXES

      As of July 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $335,810, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $67,032,710 at July 31, 1998.

GOVERNMENT SECURITIES INCOME FUND,
GNMA SERIES - 2A,
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED ORGANIZATION COSTS

      Deferred organization costs are being amortized over five years. Included in "Other liabilities" in the accompanying











      Statement of Condition is $37,918 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND
GNMA SERIES - 2A,


PORTFOLIO
AS OF JULY 31, 1998

                                                                       Date or
Port-                                                                   Range of
folio                                              Face    Interest      Stated
No.    Description of Securities                   Amount   Rate        Maturities                  Cost                 Value(1)
___    _________________________                   ______   ______      ___________                ______                 _______
 1 Government National Mortgage               $27,818,277    6.000%      09/15/23             $26,924,578             $27,122,820
   Association Modified Pass Through                                       to
   Mortgage Backed Securities                                            07/15/28

 2 Government National Mortgage                39,120,972    7.500       11/15/03              40,108,132              40,245,700
   Association Modified Pass Through                                       to
   Mortgage Backed Securities                                            07/15/28



                                            ______________                                  ______________          ______________
TOTAL                                         $66,939,249                                     $67,032,710             $67,368,520
                                            ==============                                  ==============          ==============

(1) See Note 1 to Financial Statements.
(2) On the initial date of deposit, the range of stated maturities were as follows:
    6.00% GNMA - 08/15/14 to 09/15/27
    7.50% GNMA - 08/15/14 to 09/15/27



                       GOVERNMENT SECURITIES INCOME FUND
                                  GNMA SERIES
                              DEFINED ASSET FUNDS
I want to learn more about automatic reinvestment in the GNMA Fund Investment Accumulation Program, Inc. Please send me information about the Program and a current Prospectus.


My Name (please print)              Registered Holder
My Address, including
Zip Code (please print)
                                    Registered Holder
                               (Two signatures required if
                                      joint tenancy)


12345678

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 1313 NEW YORK, NY                         NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          INVESTMENT ACCUMULATION PROGRAM (GNMA 2A)            UNITED STATES
          THE BANK OF NEW YORK
          UNIT INVESTMENT TRUST DEPARTMENT
          P.O. BOX 974
          WALL STREET STATION
          NEW YORK, NY 10268-0974


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                             DEFINED
                             ASSET FUNDSSM


SPONSORS:                               GOVERNMENT SECURITIES
Merrill Lynch,                          INCOME FUND
Pierce, Fenner & Smith Incorporated     GNMA Series 2A
Defined Asset Funds                     (A Unit Investment Trust)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, NJ 08543-9051                This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. This Prospectus does not
Salomon Smith Barney Inc.               contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
(212) 816-4000                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made. Copies
Prudential Securities Incorporated      of filed material can be obtained from
One New York Plaza                      the Public Reference Section of the
New York, NY 10292                      Commission, 450 Fifth Street, N.W.,
(212) 778-6164                          Washington, D.C. 20549 at prescribed
Dean Witter Reynolds Inc.               rates. The Commission also maintains a
Two World Trade Center--59th Floor      Web site that contains information
New York, NY 10048                      statements and other information
(212) 392-2222                          regarding registrants such as Defined
EVALUATOR:                              Asset Funds that file electronically
Interactive Data Services, Inc.         with the Commission at
14 Wall Street                          http://www.sec.gov.
New York, NY 10005                      No person is authorized to give any
TRUSTEE:                                information or to make any
The Bank of New York                    representations with respect to this
Unit Investment Trust Department        investment company not contained in its
P.O. Box 974                            registration statement and exhibits
Wall Street Division                    relating thereto; and any information or
New York, NY 10268-0974                 representation not contained therein
1-800-221-7771                          must not be relied upon as having been
                                        authorized. This Prospectus does not
                                        constitute an offer to sell, or a
                                        solicitation of an offer to buy,
                                        securities in any state to any person to whom it is not lawful to make such offer in such state.
                                        11322--10/98